Marketable Debt Securities - Noncurrent - Additional Information (Detail) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Preferred shares conversion ratio				1
Realized gains (losses) from disposal of marketable securities	$ 8,621,000	$ 1,739,000	$ 5,665,000
Available for sale Securities Non Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	2,000,000	1,200,000		2,000,000
Realized gains (losses) from disposal of marketable securities	$ (171,000)	$ 985,000	$ 3,400,000